INCOME TAXES (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Property, plant and equipment	$ 192	$ 96
Trademarks and other intangible assets, deferred tax asset	68	68
Equity method investments (including foreign currency translation adjustment), deferred tax asset	694	462
Derivative financial instrument, deferred tax asset	161	134
Other liabilities, deferred tax asset	1,056	1,082
Benefit plans, deferred tax asset	1,541	1,673
Net operating/capital loss carryforwards, deferred tax asset	413	729
Other, deferred tax asset	175	196
Gross deferred tax assets	4,300	4,440
Valuation allowances	(477)	(649)
Total deferred tax assets	3,823	3,791
Deferred tax liabilities:
Property, plant and equipment	(1,887)	(2,342)
Trademarks and other intangible assets, deferred tax liabilities	(3,422)	(4,020)
Equity method investments (including foreign currency translation adjustment), deferred tax liability	(1,441)	(1,038)
Derivative financial instruments, deferred tax liabilities	(687)	(457)
Other liabilities, deferred tax liability	(216)	(110)
Benefit Plans, deferred tax liabilities	(367)	(487)
Other, deferred tax liability	(726)	(944)
Total deferred tax liabilities	(8,746)	(9,398)
Net deferred tax liabilities	(4,923)	(5,607)
Noncurrent deferred tax assets recorded in other assets	360	319
Current deferred tax assets recorded in prepaid expenses and other assets	151	160
Current deferred tax liabilities recorded in accounts payable and accrued expenses	743	450
Net deferred tax assets or (liabilities) located in countries outside the United States	62	$ 643
Loss carryforwards	4,419
Loss carryforwards expiring within next five years	$ 356